Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Cash flows from operating activities:
Profit for the year	$ 4,934,100	$ 3,972,092	$ 3,232,826
Adjustments for:
Deferred income tax recognized in profit or loss	17,017	(109,443)	60,677
Current income tax recognized in profit or loss	1,790,621	1,321,054	1,064,301
Bargain purchase gain of domestic business acquisition	0	(90,889)	0
Depreciation and amortization	1,463,799	1,735,146	1,286,443
Depreciation of right-of-use assets	343,367	307,757	302,804
Intangible impairment loss	5,459	0	73,733
Loss (gain) on disposal of plant and equipment	95,341	12,987	(85,937)
Interest income earned	(597,610)	(705,986)	(991,632)
Interest expense and financial expense	265,982	291,038	330,119
Unrealized foreign exchange loss on loans	34,146	320,880	(139,830)
Subtotal	8,352,222	7,054,636	5,133,504
Derivative financial instruments	(46,442)	212,279	(11,528)
Accounts receivable, net	(811,965)	(335,742)	(306,588)
Due from related parties	395	12,988	(13,575)
Inventories	(685,817)	(850,655)	(133,572)
Current and non-current biological assets	(1,125,369)	(145,670)	(66,582)
Prepaid expenses and other current assets	(1,536,093)	32,866	(95,201)
Assets held for sale	(2,806)	(1,714)	(3,848)
Trade payable and other accounts payable	4,265,240	320,821	(38,542)
Due to related parties	104,587	4,138	(70,810)
Income taxes paid	(2,161,321)	(590,836)	(1,302,902)
Employee benefits	60,123	104,484	184,992
Net cash provided by operating activities	6,412,754	5,817,595	3,275,348
Cash flows from investing activities:
Payments for acquisition of property, plant and equipment	(3,479,493)	(2,346,415)	(2,199,600)
Proceeds from sale of plant and equipment	29,772	23,802	197,059
Investment in securities at fair value through profit or loss	1,007,481	(832,038)	363,784
Investment in securities at fair value through other comprehensive income	(622,108)	(621,954)	(315,761)
Other assets	84,080	(26,569)	24,244
Interest collected	597,610	705,986	991,632
Net cash used in investing activities	(2,382,658)	(3,097,188)	(938,642)
Cash flows from financing activities:
Payment for repurchase of shares	(46,392)	(15,594)	(10,729)
Proceeds from issuance of repurchased shares	14,061	12,085	9,255
Dividends paid	(851,619)	(791,744)	(840,000)
Dividends paid to non-controlling interest	(2,023)	(1,879)	(1,985)
Proceeds from borrowings	1,709,080	4,030,700	4,839,000
Principal payment on loans	(2,267,280)	(6,762,222)	(4,808,163)
Interest paid on lease	0	(53,639)	(37,797)
Interest paid	(234,134)	(237,399)	(292,322)
Payment of lease liability	(358,987)	(386,710)	(325,207)
Net cash used in by financing activities	(2,037,294)	(4,206,402)	(1,467,948)
Net increase (decrease) in cash and cash equivalents	1,992,802	(1,485,995)	868,758
Cash and cash equivalents at January 1	17,286,374	18,662,765	17,901,845
Effect of exchange rate fluctuations on cash and cash equivalents	(142,733)	109,604	(107,838)
Cash and cash equivalents at December 31	$ 19,136,443	$ 17,286,374	$ 18,662,765